Income Taxes (Details Narrative) - CNY (¥)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
DisclosureLineElements [Line Items]
Unrecognized uncertain tax positions	¥ 0	¥ 0
Interest or penalties uncertain tax positions	¥ 0	¥ 0
HONG KONG
DisclosureLineElements [Line Items]
Income tax	8.25%	16.50%
Assessable profits	¥ 2,000,000